Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$67,968,511.03	0.1622160	$50,765,800.44	0.1211594	$17,202,710.59
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$286,268,511.03	0.2444024	$269,065,800.44	0.2297155	$17,202,710.59

Weighted Avg. Coupon (WAC)	4.62%		4.62%
Weighted Avg. Remaining Maturity (WARM)	30.12		29.19
Pool Receivables Balance	$334,666,111.51		$314,044,779.66
Remaining Number of Receivables	37,971		36,426

Adjusted Pool Balance	$327,180,406.50		$307,060,277.15

III. COLLECTIONS

Principal:
Principal Collections	$20,140,866.80
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$396,364.05
Total Principal Collections	$20,537,230.85

Interest:
Interest Collections	$1,298,836.81
Late Fees & Other Charges	$35,493.91
Interest on Repurchase Principal	$-
Total Interest Collections	$1,334,330.72

Collection Account Interest	$1,163.63
Reserve Account Interest	$413.38
Servicer Advances	$-

Total Collections	$21,873,138.58

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$21,873,138.58
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$21,873,138.58
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$278,888.43		$278,888.43	$278,888.43
Collection Account Interest					$1,163.63
Late Fees & Other Charges					$35,493.91
Total due to Servicer					$315,545.97

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$54,941.21		$54,941.21
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$351,465.38		$351,465.38	$351,465.38

Available Funds Remaining:					$21,206,127.23

3. Principal Distribution Amount:					$17,202,710.59

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,202,710.59
Class A-4 Notes				$-
Class A Notes Total:		17,202,710.59		$17,202,710.59
Total Noteholders Principal				$17,202,710.59

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,003,416.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,485,705.01
Beginning Period Amount	$7,485,705.01
Current Period Amortization	$501,202.50
Ending Period Required Amount	$6,984,502.51
Ending Period Amount	$6,984,502.51
Next Distribution Date Required Amount	$6,503,336.26

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$40,911,895.47	$37,994,476.71	$37,994,476.71
Overcollateralization as a % of Adjusted Pool		12.50%	12.37%	12.37%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.38%	35,837	97.93%	$307,556,779.98
30 - 60 Days	1.28%	468	1.63%	$5,130,366.23
61 - 90 Days	0.28%	103	0.36%	$1,138,691.56
91 + Days	0.05%	18	0.07%	$218,941.89
		36,426		$314,044,779.66
Total
Delinquent Receivables 61 + days past due	0.33%	121	0.43%	$1,357,633.45
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	121	0.41%	$1,380,100.17
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	80	0.27%	$951,470.39
Three-Month Average Delinquency Ratio	0.28%		0.37%

Repossession in Current Period		27		$330,545.50
Repossession Inventory		30		$171,615.28

Charge-Offs
Gross Principal of Charge-Off for Current Period				$480,465.05
Recoveries				$(396,364.05)
Net Charge-offs for Current Period				$84,101.00

Beginning Pool Balance for Current Period				$334,666,111.51

Net Loss Ratio				0.30%
Net Loss Ratio for 1st Preceding Collection Period				-0.28%
Net Loss Ratio for 2nd Preceding Collection Period				0.26%
Three-Month Average Net Loss Ratio for Current Period				0.09%

Cumulative Net Losses for All Periods				$8,003,570.08
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$1,433,344.94
Number of Extensions				118

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